Intangible Assets, Net (Details) - Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization - Finite-Lived Intangible Assets [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 9,022,311	$ 9,234,910
Less:
Accumulated amortization	(3,354,265)	(3,429,798)
Impairment	(5,592,394)	(5,724,172)
Intangible assets, net	75,652	80,940
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,673,363	4,783,485
Intellectual Property Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,348,948	$ 4,451,425